Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income(loss) from continuing operations before income taxes were as follows:

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
U.S. operations	$246,048	$180,084	$106,653
Foreign operations	(4,302)	4,644	2,273
Total income from continuing operations before income taxes	$241,746	$184,728	$108,926

Components of Income Tax Expense

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense were as follows:

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
Current:
State and local	$3,936	$9,326	$1,003
Foreign	7	375	634
Total current	3,943	9,701	1,637
Deferred:
U.S. Federal	81,549	58,858	36,957
State and local	7,545	580	4,703
Foreign	(1,521)	638	(265)
Total deferred	87,573	60,076	41,395
Total income tax expense	$91,516	$69,777	$43,032

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes as follows:

	Year Ended December 31,
	2012	2011	2010
U.S Federal tax expense at statutory rates	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	4.0%	4.3%	3.5%
Federal and state credits	(0.8)%	(0.6)%	—%
Other	(0.3)%	(0.9)%	1.0%
Effective tax rate	37.9%	37.8%	39.5%

Summary of Income Tax Contingencies [Table Text Block]
The aggregate changes in the balance of unrecognized tax benefits were as follows:

Dollars in thousands	Year ended December 31,
	2012	2011	2010
Balance, beginning of the year	$2,455	$1,821	$1,800
Additions based on tax positions related to the current year	—	315	70
Additions for tax positions related to prior years	251	420	—
Reductions for tax positions related to prior years	(71)	—	(39)
Reductions from lapse of applicable statute of limitations	(252)	—	(10)
Settlements	—	(101)	—
Balance, end of year	$2,383	$2,455	$1,821

Summary of Income Tax Examinations [Table Text Block]

Jurisdiction	As of December 31, 2012 Open Tax Years
U.S.	2002 through 2011

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Dollars in thousands	December 31,
	2012	2011
Deferred tax assets:
Income tax loss carryforwards	$20,356	$65,006
Credit carryforwards	9,226	6,372
Accrued liabilities and allowances	18,455	21,628
Stock-based compensation	12,783	7,953
Intangible assets	14,004	24,316
Other	6,175	3,490
Total deferred tax assets	80,999	128,765
Deferred tax liabilities:
Property and equipment	(115,381)	(123,947)
Product costs	(36,837)	—
Investment basis	(6,906)	—
Convertible debt interest	(5,066)	(7,783)
Total deferred tax liabilities	(164,190)	(131,730)
Net deferred tax liabilities	$(83,191)	$(2,965)

Schedule Of Deferred Tax Assets Valuation Allowance [Table Text Block]

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Decrease in valuation allowance	$—	$(8,947)	$(982)

Summary of Operating Loss Carryforwards [Table Text Block]
Our deferred tax assets relating to income tax loss carryforwards and expiration periods are summarized as below:

Dollars in thousands	December 31, 2012
	Federal	State	Foreign
Net operating loss carryforwards	$49,705	$62,839	$3,135
Deferred tax assets related to net operating loss carryforwards	$17,397	$2,133	$826
Years that net operating loss carryforwards will expire between	2024 and 2030	2016 and 2030	2033

Summary of Tax Credit Carryforwards [Table Text Block]
The following is the information pertaining to our U.S. federal tax credits as well as the expiration periods:

Dollars in thousands	December 31, 2012
	Amount	Expiration
U.S Federal tax credits:
Foreign tax credits	$2,380	2015 to 2023
Research and development tax credits	4,024	2013 to 2032
Other general business tax credits	197	2032
Alternative minimum tax credits	728	Do not expire
Illinois state tax credits	1,562	2015 to 2017
California U.S. Federal and State tax credits	335	Do not expire
Total U.S. Federal tax credits	$9,226